Derivatives and Hedge Accounting Activities (Schedule of Offsetting Assets) (Detail) - USD ($) $ in Millions		Sep. 30, 2019	Dec. 31, 2018
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	$ 89	$ 287
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		51	83
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		38	204
Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[2]	17	67
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		15	6
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		2	61
Dominion Energy Gas Holdings, LLC
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet		5	31
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		3	2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		2	29
Commodity | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	39	175
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		18	12
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		21	163
Commodity | Over-the-counter | Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[2]	17	64
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		15	6
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		2	58
Commodity | Over-the-counter | Dominion Energy Gas Holdings, LLC
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet		2	3
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		0	0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		2	3
Commodity | Exchange
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	37	68
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		26	68
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		11	0
Interest rate | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	10	18
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		4	1
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		6	17
Interest rate | Over-the-counter | Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[2]	0	3
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		0	0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		0	3
Interest rate | Over-the-counter | Dominion Energy Gas Holdings, LLC
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet		0	2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		0	0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		0	2
Foreign currency | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	3	26
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		3	2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		0	24
Foreign currency | Over-the-counter | Dominion Energy Gas Holdings, LLC
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet		3	26
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		3	2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		$ 0	$ 24

[1]	Excludes $4 million and $7 million of derivative assets at September 30, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.
[2]	Excludes $3 million and $26 million of derivative assets at September 30, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.